UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM l3F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2009
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GSCP (NJ), L.P.
         -------------------------
Address: 500 Campus Dr., Suite 220
         -------------------------
         Florham Park, NJ 07932
         -------------------------

Form 13F File Number: 28- 10125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts ofthis form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
         -------------------------
Title:   Managing Director
         -------------------------
Phone:   973-593-5413
         -------------------------


Signature, Place, and Date of Signing:


      /s/ Richard T. Allorto, Jr.      Florham Park, NJ              10/14/09
      -------------------              ----------------          ---------------
          [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here ifno holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28-__________                  ________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -----------

Form 13F Information Table Entry Total:   3
                                        ----------

Form 13F Information Table Value Total:   $4,297
                                        ----------
                                        (thousands)

List of Other Included Managers:
NONE

Provide a numbered list ofthe name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.              Form 13F File Number          Name
____             28-_____________              ______________________



[Repeat as necessary.]

                                                              FORM 13F

                                                          INFORMATION TABLE



                                                     FORM13F INFORMATION TABLE


                                     TITLE OF                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                         CLASS         CUSIP   x ($1000) PRN AMT PRN  CALL DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                         -----         -----   --------- ------- ---  ---- ----------  --------  ----   ------ ----

------------------------------------------------------------------------------------------------------------------------------------
Ram Holdings Ltd                     Com           G7368R104     713  1,049,059 SH          Sole     None             Sole
------------------------------------------------------------------------------------------------------------------------------------
Gentek Holding, LLC                  Com           37245X203      39      1,028 SH          Sole     None             Sole
------------------------------------------------------------------------------------------------------------------------------------
GSC Investment Corp.                 Com           362493108   3,545    995,798 SH          Sole     None             Sole
------------------------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]